CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 11,351,000	$ 12,211,000
Marketable securities (Note 4)	2,388,000	263,000
Prepaid expenses and other receivables (Note 5)	1,320,000	875,000
Total current assets	15,059,000	13,349,000
Non-current
Mineral properties (Note 6)	256,059,000	244,234,000
Investment in PC Gold Inc. (Note 7)	21,527,000	21,527,000
Investment in NexGold Mining Corp. (Note 8)	0	3,269,000
Investment in Big Ridge Gold Corp. (Note 9)	0	1,406,000
Property and equipment (Note 10)	1,923,000	2,101,000
Other assets	284,000	181,000
Total non-current assets	279,793,000	272,718,000
TOTAL ASSETS	294,852,000	286,067,000
Current
Accounts payable and accrued liabilities (Note 12)	7,162,000	4,828,000
Current portion of lease liability	46,000	158,000
Flow-through share premium liability (Note 13)	977,000	1,225,000
Provision for environmental remediation (Note 6(b))	1,756,000	0
Option - PC Gold (Note 7)	3,974,000	4,576,000
Current portion of other liabilities (Note 6(a) & 10)	400,000	400,000
Total current liabilities	14,315,000	11,187,000
Non-current
Lease liability	175,000	14,000
Provision for environmental remediation (Note 6(b))	1,279,000	1,500,000
Provision for Pickle Crow reclamation funding (Note 7)	151,000	151,000
Silver Stream derivative liability (Note 11)	34,414,000	34,295,000
Other liabilities (Note 6(a) & 10)	76,000	526,000
Total non-current liabilities	36,095,000	36,486,000
TOTAL LIABILITIES	50,410,000	47,673,000
SHAREHOLDERS' EQUITY
Share capital (Note 14)	373,630,000	354,913,000
Warrant and share-based payment reserve (Note 14)	57,113,000	53,623,000
Accumulated other comprehensive loss	(5,406,000)	(4,561,000)
Accumulated deficit	(180,895,000)	(165,581,000)
Total shareholders' equity	244,442,000	238,394,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 294,852,000	$ 286,067,000